Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Loans [Abstract]
Scedule of Short-Term Loans
	December 31, 2023	December 31, 2022
Short-term loans from financial institutions other than banks	$671,355	$9,231,133
Short-term loans from banks	2,213,164	6,454,541
	$2,884,519	$15,685,674